Note 7 - Financial Results (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure of Financial Results [Abstract]
Disclosure of detailed information about financial income (cost) [text block]
(all amounts in thousands of U.S. dollars)	Year ended December 31,
	2020	2019	2018

Interest Income	21,625	48,061	42,244
Net result on changes in FV of financial assets at FVPL	-	(64)	(2,388)
Impairment result on financial assets at FVTOCI	(3,238)	-	-
Finance income (*)	18,387	47,997	39,856
Finance cost	(27,014)	(43,381)	(36,942)
Net foreign exchange transactions results (**)	(74,422)	27,868	28,845
Foreign exchange derivatives contracts results (***)	19,644	(11,616)	6,576
Other	(1,590)	(1,585)	(1,035)
Other financial results	(56,368)	14,667	34,386
Net financial results	(64,995)	19,283	37,300